Summary of Significant Accounting Policies - Schedule of Error Corrections and Prior Period Adjustments (Details) - NV5 Global, Inc.[Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended				24 Months Ended
	Jun. 29, 2024	Jun. 29, 2024	Dec. 28, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 29,355	$ 29,355
Billed receivables, net	161,894	161,894
Unbilled receivables, net	131,607	131,607
Prepaid expenses and other current assets	23,571	23,571
Total current assets	346,427	346,427
Property and equipment, net	55,675	55,675
Right-of-use lease assets, net	36,135	36,135
Intangible assets, net	222,853	222,853
Goodwill	568,933	568,933
Deferred income tax assets, net	13,457	13,457
Other assets	2,086	2,086
Total assets	1,245,566	1,245,566	$ 1,315,356	$ 1,315,356	$ 1,184,195		$ 1,184,195
Liabilities and Stockholders’ Equity
Accounts payable	60,215	60,215
Accrued liabilities	43,754	43,754
Billings in excess of costs and estimated earnings on uncompleted contracts	52,460	52,460
Other current liabilities	2,348	2,348
Current portion of contingent consideration	2,436	2,436
Current portion of notes payable and other obligations	8,537	8,537
Total current liabilities	169,750	169,750
Contingent consideration, less current portion	2,328	2,328
Other long-term liabilities	25,935	25,935
Notes payable and other obligations, less current portion	248,687	248,687
Total liabilities	446,700	446,700
Commitments and contingencies
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value; 180,000,000 shares authorized, 65,122,404 shares issued and outstanding as of June 29, 2024	652	652
Additional paid-in capital	526,929	526,929
Accumulated other comprehensive loss	(695)	(695)
Retained earnings	271,980	271,980
Total stockholders’ equity	798,866	798,866
Total liabilities and stockholders’ equity	1,245,566	1,245,566
Gross revenues	231,306	443,864
Direct costs:
Salaries and wages	61,390	117,845
Sub-consultant services	35,803	67,415
Other direct costs	14,323	27,074			65,088
Total direct costs	111,516	212,334
Gross profit	119,790	231,530			426,246
Operating expenses:
Salaries and wages, payroll taxes, and benefits	68,110	133,544			226,137
General and administrative	21,178	43,420
Facilities and facilities related	6,035	11,996
Depreciation and amortization	15,641	29,443			49,577
Total operating expenses	110,964	218,403			366,273
Income from operations	8,826	13,127
Interest expense	(4,606)	(8,797)
Income (loss) before provision for income taxes	4,220	4,330		26,253	47,003	$ 62,374
Total income tax (benefit) expense	1,174	1,141			(3,279)
Net income	$ 5,394	$ 5,471			$ 43,724
Earnings per share:
Basic loss per Common Share (in Dollars per share)	$ 0.09	$ 0.09			$ 0.72
Diluted loss per Common Share (in Dollars per share)	$ 0.09	$ 0.09			$ 0.71
Weighted average common shares outstanding:
Weighted average Common Stock outstanding, basic (in Shares)	61,451,298	61,259,951	61,636,636		60,344,158		60,344,158	59,014,952
Weighted average Common Stock outstanding, diluted (in Shares)	62,684,701	62,630,525	62,879,073		61,897,301		61,897,301	61,040,741
Comprehensive income:
Net income	$ 5,394	$ 5,471			$ 43,724
Foreign currency translation losses, net of tax	(176)	(677)
Comprehensive income	5,218	4,794			43,706
Cash flows from operating activities:
Net income	5,394	5,471			43,724
Depreciation and amortization		32,528
Non-cash lease expense		6,401
Provision for doubtful accounts		723
Stock-based compensation		13,988
Gain on disposals of property and equipment		(644)
Other		204
Deferred income taxes		(7,200)
Amortization of debt issuance costs		370
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables		(4,674)
Unbilled receivables		(18,610)
Prepaid expenses and other assets		(2,199)
Accounts payable		3,368
Accrued liabilities and other long-term liabilities		(12,058)
Billings in excess of costs and estimated earnings on uncompleted contracts		(8,059)
Contingent consideration		(1,455)
Other current liabilities		88
Net cash provided by operating activities		8,242
Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)		(53,947)
Proceeds from sale of assets		249
Purchase of property and equipment		(8,905)
Net cash used in investing activities		(62,603)
Borrowings from Senior Credit Facility		58,000
Payments on notes payable and other obligations		(5,274)
Payments of contingent consideration		(1,585)
Payments of borrowings from Senior Credit Facility		(12,000)
Net cash provided by financing activities		39,141
Effect of exchange rate changes on cash and cash equivalents		(249)
Net decrease in cash and cash equivalents		(15,469)
Beginning of period		44,824		44,824
End of period	29,355	29,355
Previously Reported [Member]
Current assets:
Cash and cash equivalents	29,355	29,355
Billed receivables, net	161,894	161,894
Unbilled receivables, net	140,006	140,006
Prepaid expenses and other current assets	22,991	22,991
Total current assets	354,246	354,246
Property and equipment, net	55,675	55,675
Right-of-use lease assets, net	36,135	36,135
Intangible assets, net	237,789	237,789
Goodwill	543,708	543,708
Deferred income tax assets, net	4,744	4,744
Other assets	2,086	2,086
Total assets	1,234,383	1,234,383
Liabilities and Stockholders’ Equity
Accounts payable	61,870	61,870
Accrued liabilities	44,202	44,202
Billings in excess of costs and estimated earnings on uncompleted contracts	35,441	35,441
Other current liabilities	2,348	2,348
Current portion of contingent consideration	2,436	2,436
Current portion of notes payable and other obligations	8,537	8,537
Total current liabilities	154,834	154,834
Contingent consideration, less current portion	2,328	2,328
Other long-term liabilities	25,935	25,935
Notes payable and other obligations, less current portion	248,687	248,687
Total liabilities	431,784	431,784
Commitments and contingencies
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value; 180,000,000 shares authorized, 65,122,404 shares issued and outstanding as of June 29, 2024	652	652
Additional paid-in capital	526,929	526,929
Accumulated other comprehensive loss	(695)	(695)
Retained earnings	275,713	275,713
Total stockholders’ equity	802,599	802,599
Total liabilities and stockholders’ equity	1,234,383	1,234,383
Gross revenues	236,326	449,621
Direct costs:
Salaries and wages	61,390	117,845
Sub-consultant services	37,342	68,602
Other direct costs	14,323	27,074			65,088
Total direct costs	113,055	213,521
Gross profit	123,271	236,100			430,362
Operating expenses:
Salaries and wages, payroll taxes, and benefits	68,110	133,544			226,137
General and administrative	21,178	43,420
Facilities and facilities related	6,035	11,996
Depreciation and amortization	16,068	30,550			52,486
Total operating expenses	111,391	219,510			369,182
Income from operations	11,880	16,590
Interest expense	(4,606)	(8,797)
Income (loss) before provision for income taxes	7,274	7,793
Total income tax (benefit) expense	633	522			(3,597)
Net income	$ 7,907	$ 8,315			$ 44,613
Earnings per share:
Basic loss per Common Share (in Dollars per share)	$ 0.13	$ 0.14			$ 0.74
Diluted loss per Common Share (in Dollars per share)	$ 0.13	$ 0.13			$ 0.72
Weighted average common shares outstanding:
Weighted average Common Stock outstanding, basic (in Shares)	61,451,298	61,259,951			60,344,158
Weighted average Common Stock outstanding, diluted (in Shares)	62,684,701	62,630,525			61,897,301
Comprehensive income:
Net income	$ 7,907	$ 8,315			$ 44,613
Foreign currency translation losses, net of tax	(176)	(677)
Comprehensive income	7,731	7,638			44,595
Cash flows from operating activities:
Net income	7,907	8,315			44,613
Depreciation and amortization		33,635
Non-cash lease expense		6,401
Provision for doubtful accounts		723
Stock-based compensation		13,988
Gain on disposals of property and equipment		(644)
Other		204
Deferred income taxes		(7,712)
Amortization of debt issuance costs		370
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables		(4,674)
Unbilled receivables		(25,042)
Prepaid expenses and other assets		(1,619)
Accounts payable		4,555
Accrued liabilities and other long-term liabilities		(11,507)
Billings in excess of costs and estimated earnings on uncompleted contracts		(7,384)
Contingent consideration		(1,455)
Other current liabilities		88
Net cash provided by operating activities		8,242
Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)		(53,947)
Proceeds from sale of assets		249
Purchase of property and equipment		(8,905)
Net cash used in investing activities		(62,603)
Borrowings from Senior Credit Facility		58,000
Payments on notes payable and other obligations		(5,274)
Payments of contingent consideration		(1,585)
Payments of borrowings from Senior Credit Facility		(12,000)
Net cash provided by financing activities		39,141
Effect of exchange rate changes on cash and cash equivalents		(249)
Net decrease in cash and cash equivalents		(15,469)
Beginning of period		44,824		44,824
End of period	29,355	29,355
Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and cash equivalents
Billed receivables, net
Unbilled receivables, net	(8,399)	(8,399)
Prepaid expenses and other current assets	580	580
Total current assets	(7,819)	(7,819)
Property and equipment, net
Right-of-use lease assets, net
Intangible assets, net	(14,936)	(14,936)
Goodwill	25,225	25,225
Deferred income tax assets, net	8,713	8,713
Other assets
Total assets	11,183	11,183
Liabilities and Stockholders’ Equity
Accounts payable	(1,655)	(1,655)
Accrued liabilities	(448)	(448)
Billings in excess of costs and estimated earnings on uncompleted contracts	17,019	17,019
Other current liabilities
Current portion of contingent consideration
Current portion of notes payable and other obligations
Total current liabilities	14,916	14,916
Contingent consideration, less current portion
Other long-term liabilities
Notes payable and other obligations, less current portion
Total liabilities	14,916	14,916
Commitments and contingencies
Preferred stock, $0.01 par value; 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value; 180,000,000 shares authorized, 65,122,404 shares issued and outstanding as of June 29, 2024
Additional paid-in capital
Accumulated other comprehensive loss
Retained earnings	(3,733)	(3,733)
Total stockholders’ equity	(3,733)	(3,733)
Total liabilities and stockholders’ equity	11,183	11,183
Gross revenues	(5,020)	(5,757)
Direct costs:
Salaries and wages
Sub-consultant services	(1,539)	(1,187)
Other direct costs
Total direct costs	(1,539)	(1,187)
Gross profit	(3,481)	(4,570)			(4,116)
Operating expenses:
Salaries and wages, payroll taxes, and benefits
General and administrative
Facilities and facilities related
Depreciation and amortization	(427)	(1,107)			(2,909)
Total operating expenses	(427)	(1,107)			(2,909)
Income from operations	(3,054)	(3,463)
Interest expense
Income (loss) before provision for income taxes	(3,054)	(3,463)
Total income tax (benefit) expense	541	619			318
Net income	$ (2,513)	$ (2,844)			$ (889)
Earnings per share:
Basic loss per Common Share (in Dollars per share)	$ (0.04)	$ (0.05)			$ (0.02)
Diluted loss per Common Share (in Dollars per share)	$ (0.04)	$ (0.04)			$ (0.01)
Weighted average common shares outstanding:
Weighted average Common Stock outstanding, basic (in Shares)
Weighted average Common Stock outstanding, diluted (in Shares)
Comprehensive income:
Net income	$ (2,513)	$ (2,844)			$ (889)
Foreign currency translation losses, net of tax
Comprehensive income	(2,513)	(2,844)			(889)
Cash flows from operating activities:
Net income	(2,513)	(2,844)			$ (889)
Depreciation and amortization		(1,107)
Non-cash lease expense
Provision for doubtful accounts
Stock-based compensation
Gain on disposals of property and equipment
Other
Deferred income taxes		512
Amortization of debt issuance costs
Changes in operating assets and liabilities, net of impact of acquisitions:
Billed receivables
Unbilled receivables		6,432
Prepaid expenses and other assets		(580)
Accounts payable		(1,187)
Accrued liabilities and other long-term liabilities		(551)
Billings in excess of costs and estimated earnings on uncompleted contracts		(675)
Contingent consideration
Other current liabilities
Net cash provided by operating activities
Cash flows from investing activities:
Cash paid for acquisitions (net of cash received from acquisitions)
Proceeds from sale of assets
Purchase of property and equipment
Net cash used in investing activities
Borrowings from Senior Credit Facility
Payments on notes payable and other obligations
Payments of contingent consideration
Payments of borrowings from Senior Credit Facility
Net cash provided by financing activities
Effect of exchange rate changes on cash and cash equivalents
Net decrease in cash and cash equivalents
Beginning of period
End of period